Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended																						12 Months Ended
	Dec. 31, 2024	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jul. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Dec. 31, 2025
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value		$ 501,357	$ 541,946	$ 520,794	$ 473,631	$ 483,441	$ 443,086	$ 448,481	$ 509,367	$ 569,762	$ 497,717	$ 404,618	$ 382,103	$ 370,327	$ 325,772	$ 350,371		$ 319,749	$ 292,536	$ 275,890	$ 252,168	$ 212,956	$ 250,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Accumulated Value		447,936	486,887	484,136	400,642	475,409	423,371	410,086	442,359	487,294	416,032	275,263	266,230	262,215	233,359	249,750	$ 250,000
Institutional Class
Account Value [Line Items]
Accumulated Value		103,672	100,473																					$ 100,000
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 250,000	256,432	251,226
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value		504,598	514,318	489,175	419,065	433,680	401,147	388,671	429,044	505,948	505,039	358,845	353,926	338,523	310,662	342,618		$ 319,004	$ 278,718	$ 255,415	$ 236,716	$ 201,330	$ 250,000
Russell Microcap Growth Index
Account Value [Line Items]
Accumulated Value		316,875	307,885	$ 281,714	$ 245,695	$ 253,660	$ 256,170	$ 247,963	$ 283,289	$ 368,770	$ 370,735	$ 246,352	$ 229,806	$ 216,006	$ 209,840	$ 245,352	$ 250,000
FTSE 3 Month TBill Index
Account Value [Line Items]
Accumulated Value	100,000	102,743	100,537
FTSE 1 Month TBill Index
Account Value [Line Items]
Accumulated Value	$ 250,000	$ 256,744	$ 251,303